Property and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property and Equipment

3. Property and equipment

Property and equipment consists of the following (in thousands):

	December 31, 2017	December 31, 2016

Computer equipment	$112	$67
Laboratory equipment	283	207
Furniture and fixtures	174	64
Leasehold improvements	121	80
Construction in progress	1	—
Accumulated depreciation	(181)	(107)
Property and equipment, net	$510	$311

Depreciation expenses relating to property and equipment were $89, $67, and $42 for the years ended December 31, 2017, 2016 and 2015, respectively.